                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                             New York, NY         May 16, 2011
-------------------------------------   -------------------------   ------------
             (Signature)                      (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      15
Form 13F Information Table Value Total: 905,493 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

          Column 1             Column 2     Column 3  Column 4       Column 5       Column 6  Column 7        Column 8
--------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                                                                          Voting Authority
                                                        Value    Shrs or  SH/ Put/ Investment   Other  ----------------------
       Name of Issuer       Title of Class   Cusip   (X $1,000)  prn amt  PRN Call Discretion Managers   Sole     Shared None
--------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140     57,985 1,700,428 SH       SOLE                1,700,428       0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140     15,345   450,000 SH       OTHER                       0 450,000    0
ASBURY AUTOMOTIVE GROUP INC COM            043436104     68,159 3,686,273 SH       SOLE                3,686,273       0    0
ATLAS PIPELINE PARTNERS LP  UNIT L P INT   049392103     34,500 1,000,000 SH       SOLE                1,000,000       0    0
BUCKEYE PARTNERS L P        UNIT LTD PARTN 118230101     30,934   486,847 SH       SOLE                  486,847       0    0
DINEEQUITY INC              COM            254423106    138,129 2,512,356 SH       SOLE                2,512,356       0    0
DOMINOS PIZZA INC           COM            25754A201     87,429 4,743,829 SH       SOLE                4,743,829       0    0
ECHOSTAR CORP               CL A           278768106    103,366 2,730,929 SH       SOLE                2,730,929       0    0
JOURNAL COMMUNICATIONS INC  CL A           481130102     23,576 3,929,409 SH       SOLE                3,929,409       0    0
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT 55608B105     84,269 3,531,800 SH       SOLE                3,531,800       0    0
NALCO HOLDING COMPANY       COM            62985Q101     49,893 1,826,897 SH       SOLE                1,826,897       0    0
SCHOOL SPECIALTY INC        COM            807863105     39,818 2,784,500 SH       SOLE                2,784,500       0    0
SUNSTONE HOTEL INVS INC NEW COM            867892101     41,101 4,033,456 SH       SOLE                4,033,456       0    0
TYLER TECHNOLOGIES INC      COM            902252105     46,234 1,950,000 SH       SOLE                1,950,000       0    0
WRIGHT EXPRESS CORP         COM            98233Q105     84,755 1,634,927 SH       SOLE                1,634,927       0    0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.